STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Ordinary shares [Member]	Additional paid-in capital [Member]	Treasury Stock [Member]	Accumulated other comprehensive income (loss) [Member]	Accumulated deficit [Member]	Total
Balance at Dec. 31, 2016	$ 843	$ 264,782	$ (3,998)	$ (149)	$ (104,175)	$ 157,303
Balance, shares at Dec. 31, 2016	33,057,719
Exercise of stock options	$ 8	354				$ 362
Exercise of stock options, shares	425,543					99,517
Stock-based compensation		3,351				$ 3,351
Other comprehensive income				185		185
Net loss					(18,072)	(18,072)
Balance at Dec. 31, 2017	$ 851	268,487	(3,998)	36	(122,247)	$ 143,129
Balance, shares at Dec. 31, 2017	33,483,262					33,483,262
Cumulative effect of new accounting standard (See Note 1)					712	$ 712
Exercise of stock options	$ 2	416				$ 418
Exercise of stock options, shares	412,999					100,737
Stock-based compensation		2,862				$ 2,862
Other comprehensive income				(803)		(803)
Net loss					(10,415)	(10,415)
Balance at Dec. 31, 2018	$ 853	271,765	(3,998)	(767)	(131,950)	$ 135,903
Balance, shares at Dec. 31, 2018	33,896,261					33,896,261
Exercise of stock options	$ 18	974				$ 992
Exercise of stock options, shares	624,467					223,295
Stock-based compensation		3,373				$ 3,373
Other comprehensive income				242		242
Net loss					(8,659)	(8,659)
Balance at Dec. 31, 2019	$ 871	$ 276,112	$ (3,998)	$ (525)	$ (140,609)	$ 131,851
Balance, shares at Dec. 31, 2019	34,520,728					34,520,728